Consolidated Statements of Loss and Comprehensive Loss (Parentheticals) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Research and development costs, Net of R&D tax credits	$ 176,857	$ 225,609	$ 70,191